Income Tax Expense - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015	Dec. 31, 2017 USD ($)
Disclosure of Income Tax [Line items]
Applicable income tax rate	15.00%	15.00%	15.00%
Percentage of withholding tax	10.00%
Deferred tax liability for withholding tax payable	¥ 100,572	¥ 103,347		$ 15,890
Unrecognized deferred tax liability relating to undistributed earnings	¥ 228,008	¥ 212,176		$ 36,024
Top of range [Member]
Disclosure of Income Tax [Line items]
Unrecognized tax losses expiration period for subsidiaries that have a history of losses	5 years